S000030660 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	183 Months Ended	229 Months Ended	306 Months Ended	427 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.72%
C000184719 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.81%	9.10%		13.23%
Performance Inception Date			Mar. 01, 2017
C000095017 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.66%	7.46%		12.21%
Performance Inception Date								May 29, 1990
C000095017 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.38%	6.05%		10.89%
Performance Inception Date								May 29, 1990
C000095017 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.88%	5.70%		9.88%
Performance Inception Date								May 29, 1990
C000095019 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.50%	7.92%		12.04%
Performance Inception Date							Jun. 26, 2000
C000095023 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.69%	9.01%		13.16%
Performance Inception Date					Sep. 27, 2010
C000097634 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.68%	9.05%		13.24%
Performance Inception Date						Dec. 11, 2006